Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	As of June 30,
	2022	2021
Accounts receivable - gross	$28,094,299	$26,101,025
Allowance for doubtful accounts	(1,815,665)	(563,789)
Accounts receivable, net	$26,278,634	$25,537,236